Investments in Associates (Tables)	12 Months Ended
Sep. 30, 2023
Disclosure of associates [abstract]
Summary of Recognized Profit on Disposal of Shares in Associates

Separately, the Group has recognized a profit on disposal of shares in associates as follows:

Proceeds on disposal	1,423
Less carrying value of investment on disposal date	—
Gain on disposal of shares in associate	1,423